SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

30. SUBSEQUENT EVENTS

        Acquisition of a 25.095% stake in MTS Bank—On April 3, 2013, subsequent to the statement of financial position date, the Group completed the acquisition of a 25.095% ownership interest in MTS Bank through the purchase of MTS Bank's additional share issuance for RUB 5.09 billion ($163.5 million as of April 3, 2013). As a result of the transaction, the Group's effective ownership in MTS Bank increased to 26.75%, as MTS OJSC previously owned an interest of 1.66% in MTS Bank through its subsidiary MGTS.

        Placement of Exchange-Traded Ruble Bonds—On April 3, 2013, subsequent to the statement of financial position date, the Group placed exchange-traded ruble-denominated notes with a par value of RUB 10 billion ($321.4 million as of April 3, 2013) on the MICEX-RTS. The notes issued mature in ten years and include semiannual coupon payments at a rate of 8.25%. According to the terms of placement noteholders will have the right to demand repurchase of the notes from the Group in five years.

        Bitel—In April 2013, a specific freezing injunction over (i) Altimo Holding's interest in its Dutch subsidiary, Altimo Coöperatief U.A., and (ii) VimpelCom common shares previously worth approximately $500 million (Note 29) was increased to $900 million by the order of the Isle of Man court.